Depreciation and Amortization - Schedule of depreciation and amortization (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 103,397	$ 326,491	$ 140,990
General and administrative [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	89,307	123,960	95,310
Selling and marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	0	129,265	16,443
Research and development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 14,090	$ 73,266	$ 29,237